Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Feb. 28, 2013
(Oppenheimer Global Allocation Fund) | Class A
Operating Expenses:
Management Fees	0.79%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses of the Fund	0.35%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.35%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	1.47%
Fee Waiver and Expense Reimbursement	(0.08%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%
(Oppenheimer Global Allocation Fund) | Class B
Operating Expenses:
Management Fees	0.79%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund	0.55%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.55%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	2.42%
Fee Waiver and Expense Reimbursement	(0.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.21%
(Oppenheimer Global Allocation Fund) | Class C
Operating Expenses:
Management Fees	0.79%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund	0.31%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	2.18%
Fee Waiver and Expense Reimbursement	(0.08%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.10%
(Oppenheimer Global Allocation Fund) | Class I
Operating Expenses:
Management Fees	0.79%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.08%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	0.95%
Fee Waiver and Expense Reimbursement	(0.08%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%
(Oppenheimer Global Allocation Fund) | Class N
Operating Expenses:
Management Fees	0.79%	[1]
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses of the Fund	0.34%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	1.71%
Fee Waiver and Expense Reimbursement	(0.08%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.63%
(Oppenheimer Global Allocation Fund) | Class Y
Operating Expenses:
Management Fees	0.79%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.23%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and Expense Reimbursement	(0.08%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%
(Oppenheimer Small- & Mid- Cap Value Fund) | Class A
Operating Expenses:
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	0.25%
Total Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.31%
Fee Waiver and Expense Reimbursement	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%
(Oppenheimer Small- & Mid- Cap Value Fund) | Class B
Operating Expenses:
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	1.00%
Total Other Expenses	0.69%
Total Annual Fund Operating Expenses	2.37%
Fee Waiver and Expense Reimbursement	(0.28%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.09%
(Oppenheimer Small- & Mid- Cap Value Fund) | Class C
Operating Expenses:
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	1.00%
Total Other Expenses	0.40%
Total Annual Fund Operating Expenses	2.08%
Fee Waiver and Expense Reimbursement	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.06%
(Oppenheimer Small- & Mid- Cap Value Fund) | Class I
Operating Expenses:
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	none
Total Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.74%
Fee Waiver and Expense Reimbursement	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.74%
(Oppenheimer Small- & Mid- Cap Value Fund) | Class N
Operating Expenses:
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	0.50%
Total Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.59%
Fee Waiver and Expense Reimbursement	(0.04%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.55%
(Oppenheimer Small- & Mid- Cap Value Fund) | Class Y
Operating Expenses:
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	none
Total Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver and Expense Reimbursement	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.92%

[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund and the annualized gross management fee for the Subsidiary during the Fund's most recent fiscal year.
[2]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year end, and to 0.30% of average net assets per fiscal year for Class A. The Manager has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in underlying funds managed by the Manager or its affiliates. Each of these undertakings may be amended or withdrawn after one year from the date of this prospectus. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue to be in effect for so long as the Fund invests in the Subsidiary and may not be terminated unless approved by the Fund's Board of Trustees.
[3]	The Fund's transfer agent has voluntarily agreed to limit its fees for classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A shares. These limitations may not be amended or withdrawn until one year from the date of this prospectus. The Manager has voluntarily agreed to waive fees and/or reimburse expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. This limit may not be amended or withdrawn until one year after the date of this prospectus.